Term Loans - Additional information (Details)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 25, 2021 shares	Aug. 16, 2021 $ / shares shares	Dec. 31, 2020 USD ($) shares	Aug. 31, 2018 USD ($)	Mar. 31, 2021 USD ($) $ / TRANCHE $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)
Debt Instrument [Line Items]
Ceiling limit of maximum percentage amount to be paid on aggregate principal amount		5.50%		5.50%
Debt Instrument, Maturity Date		Feb. 01, 2023
Number of shares subject to each warrant | shares			35,227							35,227
Class of warrants, Exercise price per share | $ / shares						$ 5.33		$ 5.33
Warrants expire date		Aug. 31, 2028						Mar. 19, 2031
Effective interest rate			6.50%							6.50%
Long term debt debt gross						$ 18,663,000		$ 18,663,000
Long term det net of unamortized debt discounts			$ 13,000,000			20,000,000		20,000,000		$ 13,000,000
Repayment of term loans								13,940,000	$ 500,000	$ 2,000,000
Loss on debt extinguishment						$ 0	$ 0	$ 492,000	0
Interest Rate Floor [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			3.25%
prepayment was made prior to the first anniversary of the effective date of the LSA [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal			2.00%
prepayment was made after the first anniversary of the effective date of the LSA [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal			1.00%
Less Than One Year From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal					3.00%
Greater Than One Year And Less Than Two Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal					2.00%
Later Than Two Years And Not Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal					1.00%
Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal					0.00%
Prime Rate [Member]
Debt Instrument [Line Items]
Effective interest rate			1.50%							1.50%
Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares subject to each warrant | shares		46,970				46,970		46,970
Class of warrants, Exercise price per share | $ / shares		$ 5.33				$ 5.33		$ 5.33
Debt Instrument, Term Loan A [Member]
Debt Instrument [Line Items]
Effective interest rate			9.10%							9.10%
Debt Instrument, Term Loan B. [Member]
Debt Instrument [Line Items]
Effective interest rate			9.00%							9.00%
Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum borrowing amount				$ 20,000,000.0
Number of shares subject to each warrant | shares			35,227							35,227
Line of Credit Facility, Interest Rate Description				The Term Loans had an interest-only period that commenced upon the borrowing of each tranche of the Term Loans with interest due and payable upon the first day of each month. The interest-only period ended August 31, 2020.
Loan and Security Agreement [Member] | Less Than One Year From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment Fee Percentage Of Outstanding Principal					3.00%
Loan and Security Agreement [Member] | Greater Than One Year And Less Than Two Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment Fee Percentage Of Outstanding Principal					2.00%
Loan and Security Agreement [Member] | Later Than Two Years And Not Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment Fee Percentage Of Outstanding Principal					1.00%
Loan and Security Agreement [Member] | Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment Fee Percentage Of Outstanding Principal					0.00%
Loan and Security Agreement [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Unamortized debt discounts			$ 200,000			$ 200,000		$ 200,000		$ 200,000
Long term debt debt gross			13,000,000.0							13,000,000.0
Long term det net of unamortized debt discounts			12,900,000							12,900,000
Interest expense including amortization of debt discount										1,300,000	$ 1,400,000
Loss on debt extinguishment					$ 500,000
Prepayment fees paid in respect of term loan					100,000
Debt Issuance Costs, Net			$ 12,900,000							$ 12,900,000
Amortization of Debt Discount (Premium)						$ 0	$ 300,000	$ 200,000	$ 1,000,000.0
Accrued Final Payment On Term Loans					37,000
Loan and Security Agreement [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 30,000,000.0
Long term debt variable interest rate percentage					7.70%
Line of Credit Facility, Interest Rate Description					The Term A Loans have an interest-only period that commences upon the borrowing with interest due and payable upon the first day of each month. The interest-only period ends May 1, 2023
Number Of Tranches | $ / TRANCHE					2
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Warrants To Purchase To Series C Redeemable Convertible Stock [Member]
Debt Instrument [Line Items]
Number of shares subject to each warrant | shares						37,575		37,575
Class of warrants, Exercise price per share | $ / shares					$ 5.33	$ 5.33		$ 5.33
Class of warrants or rights number of securities covered by the warrants or rights | shares					37,575
Loan and Security Agreement [Member] | Prime Rate [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread					4.45%
Loan and Security Agreement [Member] | Common Stock [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Conversion of Stock, Shares Converted | shares	16,477
Loan and Security Agreement [Member] | Common Stock [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Conversion of Stock, Shares Converted | shares								17,575
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current borrowing amount				$ 7,500,000
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Unamortized debt discounts						$ 1,500,000		$ 1,500,000
Long term debt debt gross					$ 20,000,000.0	20,000,000.0		20,000,000.0
Long term det net of unamortized debt discounts						18,700,000		18,700,000
Debt instrument, face amount					20,000,000.0
Proceeds from long term debt net of issuance costs					$ 12,500,000
Cut off date before which the interest on the term loan shall be paid			May 01, 2023
Extended cut off date before which the interest on term loan shall be paid			May 01, 2024
Term loan final payment as a percentage of the amount funded					5.50%
Long term debt maturity date			Mar. 18, 2026		Mar. 18, 2026					Mar. 18, 2026
Long term debt variable interest rate percentage					7.70%
Debt instrument variable interest rate spread					4.45%
Amortization of Debt Discount (Premium)						$ 500,000		$ 1,000,000.0
Extended Cut Off Date Before Which The Interest On Term Loan Paid					May 01, 2024
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member] | Oxford Finance LLC [Member] | Debt Instrument Sub Tranche One [Member]
Debt Instrument [Line Items]
Proceeds from long term debt net of issuance costs										$ 12,500,000
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member] | Oxford Finance LLC [Member] | Debt Instrument Sub Tranche Two [Member]
Debt Instrument [Line Items]
Proceeds from long term debt net of issuance costs										$ 7,400,000
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current borrowing amount				7,500,000								$ 7,500,000
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B. [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 10,000,000.0
Proceeds from long term debt net of issuance costs					$ 7,400,000
Number of days within which a portion of term loan will be available subject to achievement of milestone			45 days		45 days
Date on or before which a portion of term loan will be available subject to achievement of milestone			May 31, 2022
Line of Credit Facility, Initiation Date					May 31, 2022
Loan and Security Agreement [Member] | Debt Instrument, Term Loan C [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current borrowing amount				$ 5,000,000.0
Loan and Security Agreement [Member] | Debt Instrument Term Loan A And B [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Repayment of term loans					$ 11,500,000
Term loan final payment					$ 800,000
Term Loan Final Payment Percentage Of Original Principal Amount					1.00%